Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity
(8)	Equity

The Company may issue preferred stock, common stock, or both, in connection with underwritten public offerings, registered direct offerings, private placements or business acquisitions. Such issuances of equity typically include the issuance or sale of warrants to purchase common stock. Certain issuances of convertible preferred stock and warrants may contain anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock (collectively, “down round features”). When a series of convertible preferred stock contains this non-standard down round feature, the Company is required to adjust the conversion price in the event of future stock sales at a lower unit price. When warrants issued in connection with an equity transaction contain, or are amended to contain, this non-standard down round feature, the Company is required to adjust the exercise price upon the issuance of any shares of common stock or securities convertible into shares of common stock below the then-existing exercise price and evaluate and account for the value attributable to the reduced warrant exercise price. In the event down round adjustments are triggered, the values attributable to the adjustment to the convertible preferred stock conversion price and warrant exercise price are recorded as an increase to additional paid-in capital and increase to accumulated deficit.

All series of the Company’s convertible preferred stock are classified in stockholders’ equity, including those with the down round feature, when applicable to the equity transaction.

Warrants to purchase common stock are classified in stockholders’ equity, including those issued with the down round feature, as they are both indexed to the Company’s own stock and meet the scope exception in ASC 815 “Derivatives and Hedging.”

The Company had the following equity transactions during the years ended December 31, 2024 and 2023:

November 2023 Exercise of Warrants for Common Stock

On November 21, 2023, the Company entered into a warrant exercise agreement with an existing accredited investor to exercise certain outstanding warrants to purchase up to an aggregate of 3,713 shares of the Company’s common stock (the “Existing Warrants”). In consideration for the immediate exercise of the Existing Warrants for cash, the exercising holders received new unregistered warrants to purchase up to an aggregate of 7,424.16 shares (equal to 200% of the shares of common stock issued in connection with the Exercise) of the Company’s common stock (the “New Warrants”) in a private placement. In connection with the Exercise, the Company also agreed to reduce the exercise price of the Existing Warrants from $363 to $333.50 and to reduce the exercise price of the remaining unexercised warrants from either $478.50 or $363 to $333.50 per share, which is equal to the most recent closing price of the Company’s common stock on The Nasdaq Capital Market prior to the execution of the warrant exercise agreement.

The New Warrants will become exercisable six months after issuance at an exercise price of $333.50 per share and have a term of exercise equal to five and one-half years. The Existing Warrants and the New Warrants each include a beneficial ownership limitation that prevents the investor from owning more than 9.99%, with respect to the Existing Warrants, and 4.99%, with respect to the New Warrants, of the Company’s outstanding common stock at any time.

The gross proceeds to the Company from the Exercise was approximately $1.2 million, prior to deducting warrant inducement agent fees and estimated offering expenses. The Company intends to use the remainder of the net proceeds for commercial growth, working capital and general corporate purposes.

Maxim Group LLC (“Maxim”) acted as the exclusive warrant inducement agent and financial advisor to the Company for the Exercise. The Company agreed to pay Maxim an aggregate cash fee equal to 6.5% of the gross proceeds received by the Company from the Exercise.

October 2023 Securities Offering

On October 3, 2023, the Company completed a Securities Purchase Agreement with certain investors pursuant to which the Company agreed to issue and sell to the investors (i) 1,221 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), (ii) warrants to purchase up to 9,414 shares of Common Stock at an initial exercise price of $478.50 per share (the “Common Warrants”) and (iii) pre-funded warrants to purchase 5,056 shares of Common Stock at an exercise price of $0.001 per share. The securities were sold as part of units at a price of $478.50 per unit or, with respect to the units including pre-funded warrants, $477 per unit. In connection with the offering, the Company also agreed that certain existing warrants to purchase up to an aggregate of 666 shares of Common Stock at an exercise price of $4,451.50 per share and warrants to purchase up to an aggregate of 264 shares of Common Stock at an exercise price of $11,600 per share that were previously issued to one of the investors, were amended effective upon the closing of the Offering so that the amended warrants have an exercise price of $478.50 per share. The net proceeds from the offering were approximately $2.8 million, after deducting the placement agent fees and before deducting offering expenses.

April 2023 Securities Offering

On April 20, 2023, the Company entered into a Securities Purchase Agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell to the Investor in a registered direct offering (i) 201 shares of the Company’s common stock, par value $0.001 per share, and (ii) pre-funded warrants to purchase an aggregate of 352 shares of Common Stock. Each share of common stock was sold at a price of $4,451.50 per share and each Pre-funded Warrant was sold at an offering price of $4,450.00 per share underlying such Pre-funded Warrants, for aggregate gross proceeds of approximately $2.5 million before deducting the placement agent’s fees and the offering expenses. The Company has been using the net proceeds of this offering to continue implementation of its growth strategies, for working capital and general corporate purposes. In addition, under the Purchase Agreement, the Company also agreed to issue and sell to the Investor in a concurrent private placement warrants to purchase an aggregate of 552 shares of common stock.

In connection with such offering, the Company also agreed that certain existing warrants to purchase up to an aggregate of 114 shares of Common Stock that were issued to the Investor, at an exercise price of $21,750 per share, were amended effective upon the closing of the Offering so that the amended warrants have an exercise price of $4,451.50. The Company’s exclusive placement agent in connection with the Offering, Maxim Group LLC, received a cash fee equal to 7.0% of the gross proceeds received by the Company from the sale of the securities in Offering, as well as reimbursement for certain expenses, and warrants to purchase up to 28 shares of Common Stock, which is equal to 5.0% of the aggregate amount of shares of Common Stock issued in the Offering, at an exercise price of $4,901.00 per share.

February 2023 Public Offering of Common Stock and Warrants

On February 8, 2023, the Company closed a public offering of 880 units, with each consisting of one share of its common stock, or one pre-funded warrant to purchase one share of its common stock, and one warrant to purchase one and one-half shares of its common stock. Each unit was sold at public offering price of $11,600.00. The warrants in the units are immediately exercisable at a price of $11,600.00 per share and expire five years from the date of issuance. Alternatively, each warrant can be exercised pursuant to the “alternative cashless exercise” provision, to which the holders would receive an aggregate number of shares of common stock equal the product of (x) the aggregate number of shares of common stock that would be issuable upon a cash exercise and (y) 0.50. For purposes of clarity, one common warrant to purchase one and one-half shares would be exercisable for 0.75 shares under this alternative cashless exercise provision. The shares of common stock (or pre-funded warrants in lieu thereof) and accompanying warrants were only purchasable together in this offering but were issued separately and immediately separable upon issuance. As of December 31, 2024, warrants to purchase 1,155 shares of common stock have been exercised under the alternative cashless exercise for a total of 577 shares of common stock.

Gross proceeds, before deducting underwriting discounts and commissions and estimated offering expenses, are approximately $10.2 million. The Company has been using the net proceeds of this offering to continue implementation of its growth strategies, for working capital and general corporate purposes.

The Company also granted the underwriters an option to purchase an additional 132 shares of common stock and/or additional warrants to purchase up to 198 shares of common stock, to cover over-allotments, of which Maxim Group LLC exercised its option to purchase additional warrants to purchase 198 shares of common stock.

June 2024 Exercise of Warrants for Common Stock

On June 4, 2024, the Company issued 4,018 shares of common stock in exchange for 7,425 common stock purchase warrants. These warrants were exercised using the cashless mechanism within the warrant agreement.

May 2024 Exercise of Warrants for Common Stock

On May 30, 2024, an accredited investor exercised outstanding warrants, of which 73 shares of common stock were issued in accordance with the terms of the warrant agreement. The Company received approximately $24 thousand of cash.

Common Stock Issued Related to Stock Awards and Options

Restricted Stock Units

The Company issued restricted stock units (“RSUs”) to certain members of the management and Board of Directors. During the year ended December 31, 2023, the Company issued 2 shares of common stock subject to the vesting of the awards. No awards were issued during the year ended December 31, 2024.

Exercise of Stock Options

There were no exercises of stock options during the years ended December 31, 2024 and 2023.

Series C Convertible Preferred Stock

The Series C convertible stock has a liquidation preference of $274.88 per share. Holders of the Series C convertible preferred stock have the right to convert their shares into shares of common stock instead of receiving the liquidation preference. The Series C convertible preferred stock is entitled to dividends on an as-if-converted-to-common stock basis if such dividends are paid on shares of common stock. In general, the holders of the Series C convertible preferred stock do not have voting rights, except in connection with director elections.